Stockholders' Deficit (Details) - USD ($)								1 Months Ended											3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 18, 2024	Dec. 16, 2024	Nov. 08, 2024	Dec. 31, 2023	Sep. 30, 2023		Jun. 26, 2020	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Dec. 31, 2024		Nov. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2025	Sep. 30, 2024		Sep. 30, 2023		Sep. 04, 2025	Dec. 19, 2024	Nov. 13, 2024	Oct. 24, 2024	Dec. 22, 2023	Jun. 30, 2020
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	[1]		$ 0.0001							$ 0.0001	[1]			$ 0.0001			$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock shares authorized					15,000,000	[1]		15,000,000							15,000,000	[1]			15,000,000			15,000,000	[1]	15,000,000	15,000,000	[1]	15,000,000	[1]
Preferred stock par value (in Dollars per share)					$ 0.0001	[1]		$ 0.0001							$ 0.0001	[1]			$ 0.0001			$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Preferred stock shares issued					0	[1]		200							0	[1]			200			0	[1]	200	0	[1]	0	[1]
Preferred stock shares outstanding					0	[1]		200							0	[1]			200			0	[1]	200	0	[1]	0	[1]
Common stock shares authorized					40,000,000	[1]		150,000,000							150,000,000	[1]			150,000,000			150,000,000	[1]	150,000,000	150,000,000	[1]	40,000,000	[1]
Common stock shares issued					1,259,333	[1]		11,096,264							4,930,531	[1]			11,096,264			4,930,531	[1]	11,096,264	2,098,999	[1]	1,259,333	[1]
Common stock shares outstanding					1,259,333	[1]		11,096,264							4,930,531	[1]			11,096,264			4,930,531	[1]	11,096,264	2,098,999	[1]	1,259,333	[1]
Common stock voting rights																						one		one
Shares of common stock	1,666,666				8,767
Fair value of common stock (in Dollars)	$ 9,999,996														$ 464,000						$ 3,055,814
Price per unit (in Dollars per share)	$ 6
Common stock share right to purchase	1
Issuance costs (in Dollars)	$ 865,143
Sale price (in Dollars per share)																															$ 2.39
Issuance of common stock shares				47,533
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)				$ 1,802,215											$ 959,100				$ 1,143,900
Fair value of issuance date (in Dollars)				213,386																					$ 1,802,215
Settlement of loans payable (in Dollars)								$ 1,353,639											$ 1,353,639					$ 1,353,639	1,353,639
Debt carrying value (in Dollars)																	$ 771,085
Sold shares		1,337,500													690,000		138,556
Common stock purchase price per share (in Dollars per share)																	$ 1.7765
Aggregate gross proceeds (in Dollars)																	$ 246,030
Percentage of purchase price per share																	5.00%
Total issuance costs (in Dollars)																	$ 36,281
Vested shares			46,700
Common stock fair value (in Dollars)			$ 108,344
Share based compensation expense (in Dollars)		$ 959,100																				325,032
Aggregate stock granted		1,337,500
Liquidated damages cash payment (in Dollars)																						500,000
Accrued potential liquidated damages. (in Dollars)																						500,000
Loss on extinguishment of vendor obligations (in Dollars)																						277,993			288,835
Gain on extinguishment of vendor obligations (in Dollars)																									211,200
August 2024 Note [Member]
Stockholders’ Deficit [Line Items]
Shares issued upon exercise and conversion									243,155
Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued																														230,000
Shares of common stock														125,000
Price per warrants (in Dollars per share)								$ 6							$ 6				$ 6			$ 6		$ 6
Warrant units exercised																			2,499,999
Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock														83,333
Price per warrants (in Dollars per share)								$ 0.0001							$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001
Warrant units exercised																			1,353,333
Warrant Units [Member]
Stockholders’ Deficit [Line Items]
Common stock shares issued								4,899,166											4,899,166					4,899,166
Warrant units exercised																								4,111,665
Warrants outstanding shares															837,625							837,625
August 2024 Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares issued upon exercise and conversion									123,860
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock share right to purchase							1
Price per warrants (in Dollars per share)							$ 0.01
Public warrant prior written notice of redemption days							30 days
Sale price (in Dollars per share)							$ 16.5
Number of issuance of a redemption notice the warrant holders period days							30 days
Warrants outstanding shares								805,000							805,000				805,000			805,000		805,000									837,625
Private Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding shares								32,625											32,625					32,625									837,625	32,625
Consultants [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)		$ 647,500
Director [Member]
Stockholders’ Deficit [Line Items]
Fair value of common stock (in Dollars)		690,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock																	319,952	94,710			83,332
Fair value of common stock (in Dollars)		1,859,125															$ 771,085				$ 8
Shares issued upon exercise of option																			1,434	84,276
Shares issued upon exercise and conversion																			243,155	260,300
Issuance of common stock shares																			310,000
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)																			$ 31
Debt carrying value (in Dollars)																		$ 2,727,061
Capital reduction debt (in Dollars)				3,900,254														3,900,254
Sold shares																	110,707					340,100
Common stock purchase price per share (in Dollars per share)																	$ 2.09456
Aggregate gross proceeds (in Dollars)																	$ 231,765
Common Stock [Member] | December 2024 Note [Member]
Stockholders’ Deficit [Line Items]
Conversion common stock											260,300	260,300
Common Stock [Member] | Private Placement Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)								$ 6							$ 6				$ 6			$ 6		$ 6
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)								$ 0.0001							$ 0.0001				0.0001			$ 0.0001		0.0001
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)							$ 11.5
New Joint Venture Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock								310,000
Related Party [Member]
Stockholders’ Deficit [Line Items]
Settlement of loans payable (in Dollars)				342,847	$ 270,000										$ 1,566,988			$ 342,847				$ 1,566,988			2,566,988		$ 270,000
Related Party [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock														83,332				8,767
Fair value of common stock (in Dollars)																		$ 6,627,315
Warrant units exercised														83,333
Settlement of loans payable (in Dollars)				$ 613,410														613,410
Debt carrying value (in Dollars)																		$ 270,563
Consultant [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued upon exercise of option												84,276
Former Officer and Director [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued upon exercise of option										1,434
Vendor [Member]
Stockholders’ Deficit [Line Items]
Loss on extinguishment of vendor obligations (in Dollars)																						$ 227,993
Gain on extinguishment of vendor obligations (in Dollars)																									$ 211,200
Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																																40,000,000
Minimum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								$ 0.0001							$ 0.0001				0.0001			$ 0.0001		$ 0.0001
Minimum [Member] | Vendors [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock																								361,531
Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																																150,000,000
Maximum [Member] | Stock Purchase Warrants [Member]
Stockholders’ Deficit [Line Items]
Price per warrants (in Dollars per share)								6.88							$ 6.88				6.88			$ 6.88		$ 6.88
Common Stock Issuances [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock													12,500
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock par value (in Dollars per share)								$ 0.0001											$ 0.0001					$ 0.0001					$ 0.0001
Common stock shares issued															1,312,494							1,312,494
Shares of common stock															200,000
Issuance of common stock shares				5,629
Share based compensation expense (in Dollars)		$ 900,025
Common Stock [Member] | Minimum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																																40,000,000
Common Stock [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized																																150,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.